SCHEDULE OF INVENTORY (Details) - JPY (¥) ¥ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Real estate inventories
Real estate properties held for sale	¥ 4,184,787	¥ 1,058,829
Real estate properties under development	12,458,998	9,242,847
Subtotal	16,643,785	10,301,676
Solar power plants inventories
Solar power panels and supplies	8,264	29,591
Solar power plants under construction	153,950	35,047
Solar power plants held for sale	10,682	13,918
Subtotal	172,896	78,556
Container inventories
Raw materials	1,215
Finished goods	27,595
Subtotal	28,810
Others	4,444	136,961
Total	¥ 16,849,935	¥ 10,517,193